Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) segment
Summary Of Significant Accounting Policies [Line Items]
Minimum aircraft age threshold for review of undiscounted cash flows	15 years
Other inventory minimum age threshold for consideration as excess inventory	4 years
Carrying value of engine and airframe parts and rotable and consumable parts | $	$ 0
Number of reportable segments | segment	1
Flight Equipment Held For Operating Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%